MERGER WITH VAPORIN, INC (Details Narrative) - USD ($)			9 Months Ended	12 Months Ended
	Dec. 17, 2014	Dec. 17, 2014	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 27, 2013
Percentage of ownership	50.00%	50.00%		50.00%		50.00%
Merger closing date	Mar. 04, 2015
Percentage of receive merger consideration to shareholders	45.00%
Maximum percentage of current premium require to be paid	2.00%
Joint Venture [Member]
Percentage of issued and outstanding common stock shares		0.50%
Common Stock [Member]
Number of shares issued for merger			2,718,307
Issuance of common stock for cash, net of offering costs, shares					666,668
Vaporin [Member]
Percentage of ownership	0.50%	0.50%
Number of shares issued for merger				13,591,533
Company issued and sold value				$ 25,000,000
Forgiveness of note and interest payable	$ 354,029
Issuance of warrant to purchase of common stock shares	49,594
Issuance of stock option to purchase of common stock, shares	3,947
Vaporin [Member] | Common Stock [Member]
Percentage of issued and outstanding common stock shares	1.00%
Merger closing date	Mar. 04, 2015
Number of shares issued for merger	2,718,307
Percentage of receive merger consideration to shareholders	45.00%
Company issued and sold value	$ 14,949,328
Maximum percentage of current premium require to be paid	5.50%
Vaporin [Member] | Restricted Stock [Member]
Percentage of issued and outstanding common stock shares	1.00%
Merger closing date	Mar. 04, 2015
Number of shares issued for merger	378,047			910,000
Company issued and sold value	$ 2,079,071
Maximum percentage of current premium require to be paid	5.50%
Merger agreement period results	12 months
Issuance of common stock for cash, net of offering costs, shares	292,191
Receive gross proceeds from equity offering	$ 3,500,000